Note 11 - Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Carrying amount as of January 1	$ 424,961	$ 421,578
Addition from business combination (Note 3)	8,792	2,998
Effect of movements in exchange rates	(294)	385
Impairment	(3,081)
Carrying amount as of December 31	430,378	424,961
Browser and News [member]
Statement Line Items [Line Items]
Carrying amount as of January 1	421,578	421,578
Addition from business combination (Note 3)	8,792	0
Effect of movements in exchange rates	8	0
Impairment	0
Carrying amount as of December 31	430,378	421,578
All other segments [member]
Statement Line Items [Line Items]
Carrying amount as of January 1	3,383	0
Addition from business combination (Note 3)	0	2,998
Effect of movements in exchange rates	(302)	385
Impairment	(3,081)
Carrying amount as of December 31	$ 0	$ 3,383